Nature of Business, Basis of Presentation and Summary of Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the valuation of common stock and stock-based awards and the accrual of research and development expenses. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the valuation of common stock and stock-based awards and the accrual of research and development expenses. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company classifies all highly liquid investments with stated maturities of three months or less from the date of purchase as cash equivalents. As of December 31, 2011, cash equivalents consisted of certificates of deposit (“CDs”). The company held no cash equivalents as of December 31, 2012.

Restricted Cash

Restricted Cash

The Company uses a collateralized letter of credit for its operations. Per the terms of a loan agreement, the Company has posted collateral to UMB N.A. to collateralize future obligations. The Company classifies the collateral as restricted cash. As of December 31, 2011 and 2012, the restricted cash was invested by the bank in a CD.

Marketable Securities

Marketable Securities

The Company classifies all highly liquid investments with stated maturities of greater than three months from the date of purchase as marketable securities. The Company determines the appropriate classification of investments in marketable securities at the time of purchase and re-evaluates such designation at each balance sheet date. The Company classifies and accounts for marketable securities as available-for-sale. The Company may or may not hold securities with stated maturities greater than 12 months until maturity. After consideration of the risk versus reward objectives, as well as the Company’s liquidity requirements, the Company may sell these securities prior to their stated maturities. These securities are viewed as being available to support current operations. As a result, the Company classifies securities with maturities beyond 12 months as current assets under the caption marketable securities in the balance sheet. The Company reports available-for-sale investments at fair value as of each balance sheet date and records any unrealized gains and losses as a component of stockholders’ deficit. At December 31, 2011 and 2012, the fair value of marketable securities approximated par value and as such, no gains or losses were recorded as a component of other comprehensive income. The cost of securities sold is determined on a specific identification basis, and realized gains and losses are included in other income (expense) within the statement of operations. If any adjustment to fair value reflects a decline in the value of the investment, the Company considers available evidence to evaluate the extent to which the decline is “other than temporary” and recognizes the impairment by releasing other comprehensive income to the statement of operations. There were no such adjustments necessary during the years ended December 31, 2011 and 2012 or the cumulative period from inception (December 1, 2010) to December 31, 2012.

Concentration of Credit Risk and of Significant Suppliers and Customers

Concentration of Credit Risk and of Significant Suppliers and Customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and marketable securities. At December 31, 2011 and 2012, substantially all of the Company’s cash equivalents and investments were invested in CDs insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company also generally maintains balances in various operating accounts in excess of federally insured limits at two accredited financial institutions. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients, or API, and formulated drugs related to these programs. These programs would be adversely affected by a significant interruption in the supply of active pharmaceutical ingredients. As of December 31, 2011 and 2012, the Company did not have any customers.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable, is used to measure fair value:

■	Level 1—Quoted prices in active markets for identical assets or liabilities.

■	Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

■	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s cash equivalents and marketable securities are carried at fair value determined according to the fair value hierarchy described above (Note 3). The carrying values of accounts payable and accrued expenses approximate their fair value due to the short-term nature of these liabilities.

Debt Issuance Costs, net

Debt Issuance Costs, net

Debt issuance costs, net represent legal and other direct costs related to the Company’s Credit Facility (Note 6). These costs are recorded as debt issuance costs on the balance sheets at the time they are incurred and are amortized to interest expense through the scheduled final principal payment date. The Company did not record any debt issuance costs as of December 31, 2011 or 2012 and did not recognize any interest expense related to debt issuance costs during the years ended December 31, 2011 and 2012.

Deferred Initial Public Offering Costs

Deferred Initial Public Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as other assets until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should the equity financing no longer be considered probable of being consummated, the deferred offering costs would be expensed immediately as a charge to operating expenses in the statement of operations. The Company did not record any deferred offering costs as of December 31, 2011 or 2012.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the following estimated useful lives:

Laboratory and office equipment	3–5 years
Computer equipment	3–5 years
Furniture	3–7 years

Expenditures for repairs and maintenance of assets are charged to expense as incurred. Costs of major additions and betterments are capitalized and depreciated on a straight-line basis over their useful lives. Upon retirement or sale, the cost and related accumulated depreciation of assets disposed of are removed from the accounts and any resulting gain or loss is included in income (loss) from operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. To date, the Company has not recorded any impairment losses on long-lived assets.

Revenue Recognition		Revenue Recognition The Company is a development stage enterprise and has not generated any revenue since inception.
Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Included in research and development costs are wages, stock-based compensation and employee benefits, and other operational costs related to the Company’s research and development activities, including facility-related expenses, external costs of outside contractors engaged to conduct both preclinical and clinical studies and allocation of corporate costs.

Patent Costs

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are recorded as general and administrative expenses as incurred, as recoverability of such expenditures is uncertain.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation

The Company’s stock-based compensation program grants awards that may consist of stock options and restricted stock awards. The fair values of stock option grants are determined as of the date of grant using the Black-Scholes option pricing method. This method incorporates the fair value of the Company’s common stock at the date of each grant and various assumptions such as the risk-free interest rate, expected volatility based on the historic volatility of publicly-traded peer companies, expected dividend yield, and term of the options. The fair values of restricted stock awards are determined based on the fair value of the Company’s common stock, as determined by management and the board of directors, on the date of grant. The fair values of the stock-based awards, including the effect of estimated forfeitures, are then expensed over the requisite service period, which is generally the awards’ vesting period. The Company classifies stock-based compensation expense in the statement of operations in the same manner in which the award recipient’s payroll costs are classified.

For stock-based awards granted to consultants and nonemployees, compensation expense is recognized over the period during which services are rendered by such consultants and nonemployees until completed. At the end of each financial reporting period prior to completion of the service, the value of these awards is re-measured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option pricing model.

For stock-based awards granted to employees, the Company allows employees to exercise awards prior to vesting. However, the employee may not sell or transfer these awards prior to vesting. For most of these awards, the Company has the right, but not the obligation, to repurchase any unvested (but issued) shares of common stock upon termination of employment or service at the lesser of (1) the original purchase price per share or (2) the fair value of the common share on the date of termination. If a stock option is early exercised in this circumstance, the consideration received for an exercise of an option is considered a deposit of the exercise price, and the related dollar amount is recorded as a liability. The unvested shares and liability are reclassified to equity as the award vests. The Company has 90 days from the effective termination of employment or service to repurchase unvested shares that are issued upon the exercise of a stock option prior to its vesting. If, after 90 days, the Company has elected not to repurchase the unvested shares, the shares would become vested in full. The Company would then apply modification accounting and any resulting compensation expense would be immediately recognized related to the award. Upon vesting, these shares would be considered issued and outstanding shares of common stock.

In addition, the Company has granted restricted stock awards subject to repurchase to three employees under which the Company has the right, but not the obligation, upon termination of the holder’s employment or service, to repurchase unvested shares at the greater of (1) the original purchase price per share or (2) the fair value of the common share on the date of termination (Note 11).

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Segment Data

Segment Data

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company is a pet therapeutics company developing compounds to address unmet and under-served medical needs in companion animals, including pain and inappetence. All assets are held in the United States.

Comprehensive Loss

Comprehensive Loss

For the years ended December 31, 2011 and 2012 and the cumulative period from inception (December 1, 2010) through December 31, 2012, there was no difference between net loss and comprehensive loss.

Net Loss Per Share

Net Loss Per Share

The Company follows the two-class method when computing net loss per share, as the Company has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in losses of the Company. Similarly, restricted stock awards granted by the Company entitle the holder of such awards to dividends declared or paid by the board of directors, regardless of whether such awards are unvested, as if such shares were outstanding common shares at the time of the dividend. However, the unvested restricted stock awards are not entitled to share in the residual net assets (deficit) of the Company. Accordingly, in periods in which the Company reports a net loss or a net loss attributable to common stockholders resulting from preferred stock dividends, accretion or modifications, net losses are not allocated to participating securities. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2011 and 2012.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities, including outstanding stock options. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of shares of common stock, including potential dilutive shares of common stock assuming the dilutive effect of potentially dilutive securities. For periods in which the Company has reported net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since their impact would be anti-dilutive to the calculation of net loss per share. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders for the years ended December 31, 2011 and 2012.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

Comprehensive Income—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: In February 2013, the Financial Accounting Standards Board (“FASB”) issued guidance requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount is required to be reclassified under U.S. GAAP. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This guidance revised the previous guidance issued in June 2011 that was deferred and was applicable for the Company for interim and annual periods beginning on January 1, 2013. The adoption of this guidance did not have a material impact on its financial condition, results of operations or cash flows.

Income Taxes—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists: In July 2013, the FASB issued changes to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. These changes require an entity to present an unrecognized tax benefit as a liability in the financial statements if a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or (ii) the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset to settle any additional income taxes that would result from the disallowance of a tax position. Otherwise, an unrecognized tax benefit is required to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. These changes become effective for the Company on January 1, 2014. The Company is currently assessing the impacts, if any, of this new guidance on our financial condition, results of operations or cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Recently Issued and Adopted Accounting Pronouncements

Comprehensive Income—Presentation of Comprehensive Income: In June 2011, the Financial Accounting Standards Board (“FASB”) issued guidance which requires all non-owner changes in stockholders’ equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity has been eliminated by this new guidance. In December 2011, the FASB issued guidance to indefinitely defer the effective date of the new requirement to present reclassifications of items out of adjustments of other comprehensive income in the income statement. However, all other remaining guidance contained in the new accounting standard for the presentation of comprehensive income was effective for the Company for interim and annual periods beginning on January 1, 2012. The Company applied this guidance retrospectively for all periods presented. As the guidance relates only to how comprehensive income is disclosed and does not change the items that must be reported as comprehensive income, adoption did not have an effect on the Company’s financial position, results of operations or cash flows.

Comprehensive Income—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: In February 2013, the FASB issued guidance requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount is required to be reclassified under U.S. GAAP. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This guidance revised the previous guidance issued in June 2011 that was deferred and was applicable for the Company for interim and annual periods beginning on January 1, 2013. The adoption of this guidance did not have a material impact on its financial condition, results of operations or cash flows.

Fair Value Measurement—Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs: In May 2011, the FASB issued guidance which represents the converged guidance of the FASB and the IASB on fair value measurement and disclosures. In particular, the new guidance: (1) requires the disclosure of the level within the fair value hierarchy level for financial instruments that are not measured at fair value but for which the fair value is required to be disclosed; (2) expands level 3 fair value disclosures about valuation process and sensitivity of the fair value measurement to changes in unobservable inputs; (3) permits an exception to measure fair value of a net position for financial assets and financial liabilities managed on a net position basis; and (4) clarifies that the highest and best use measurement is only applicable to nonfinancial assets. This guidance was applied prospectively for interim and annual periods beginning on January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s financial condition, results of operations or cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.